Document And Entity Information	Jan. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jan. 23, 2024
Entity Registrant Name	Meta Materials Inc.
Entity Central Index Key	0001431959
Entity Emerging Growth Company	false
Entity File Number	001-36247
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	74-3237581
Entity Address, Address Line One	60 Highfield Park Dr
Entity Address, City or Town	Dartmouth
Entity Address, State or Province	NS
Entity Address, Postal Zip Code	B3A 4R9
City Area Code	902
Local Phone Number	482-5729
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MMAT
Security Exchange Name	NASDAQ